INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
OPERATING ACTIVITIES
Net income	$ 467	$ 740
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	1,094	952
Amortization of intangible assets	96	97
Share-based compensation	143	120
Finance income	(152)	(105)
Finance expense	111	101
Deferred income taxes, net	66	42
Gain on disposal of property, plant and equipment and other	(63)	(27)
Change in assets and liabilities, net of acquisitions:
Receivables, prepayments, other assets and other non-current assets	83	(140)
Inventories	(316)	(170)
Current and non-current trade and other payables	(295)	(173)
Adjustments for increase (decrease) in changes in assets and liabilities	(528)	(483)
Interest received	126	86
Interest paid	(78)	(77)
Income taxes paid	(17)	(5)
Net cash provided by operating activities	1,265	1,441
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(69)	0
Purchases of property, plant and equipment, net	(391)	(1,499)
Purchase of intangible assets	(99)	(77)
Proceeds from sale of a business	0	238
Purchases of marketable securities	(1,527)	(1,121)
Proceeds from sale of marketable securities	54	7
Proceeds from maturities of marketable securities	963	644
Other investing activities	36	21
Net cash used in investing activities	(1,033)	(1,787)
FINANCING ACTIVITIES
Net proceeds from borrowings	29	46
Repayments of debt and lease obligations	(183)	(218)
Proceeds from issuance of equity instruments and other	21	47
Purchase of treasury stock	(200)	0
Net cash used in financing activities	(333)	(125)
Effect of exchange rate changes on cash and cash equivalents	0	(1)
Net decrease in cash and cash equivalents	(101)	(472)
Cash and cash equivalents at the beginning of the period	2,387	2,352
Cash and cash equivalents at the end of the period	$ 2,286	$ 1,880